Income Taxes (Unrecognized Benefits) (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Beginning, January 1	CAD 6	CAD 5
Increases due to tax positions related to current year	12	0
Increases due to tax positions related to a prior year	0	1
Decreases due to tax positions related to a prior year	0	0
Decreases due to expiration of statute of limitations	0	0
Balance, December 31	CAD 18	CAD 6